Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Summary of Stock Options Outstanding	The following is a summary of stock options outstanding at December 31, 2013:

Exercise Price	Weighted Average Remaining Life (Years)	Outstanding Options	Options Exercisable
$16.67	0.4	20,808	20,808

Summary Represents Activity Under Stock Option Plans

At December 31, 2012, all options having been granted under the 2000 Option Plan have been exercised.

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2010	81,600	$13.32
Granted	—	—
Exercised	—	—
Forfeited	(51,000)	12.10
Adjusted for 2% stock dividend	612	—

Options outstanding, December 2011	31,212	15.06
Granted	—	—
Exercised	—	—
Forfeited	(10,404)	11.85
Adjusted for 2% stock dividend	—	—

Options outstanding, December 2012	20,808	16.67
Granted	—	—
Exercised	—	—
Forfeited	—	—

Options outstanding, December 2013	20,808	$16.67

Compensation Expense to be Recognized	The remaining compensation expense to be recognized at December 31, 2013 is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2014	$124
2015	102
2016	48
2017	3

Total	$277